OPERATING ASSETS AND LIABILITIES - Depreciation, amortization, and impairments are included in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 37	kr 26	kr 12
General and administrative expenses	3	2
Total	40	28	12
Intangible assets other than goodwill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	99	60	58
Total	kr 99	kr 60	kr 58